EQUITY METHOD INVESTMENTS - Summary of Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets		$ 14,111	$ 13,620
Non current assets		389	22,299
Total assets		14,500	35,919
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Current liabilities		7,777	7,948
Long-term liabilities		35	17,762
Stockholders' equity		6,688	10,209
Equity investment of associated companies		2,314	4,208
Other		(27)	16
Investment in equity investees		2,287	4,224		$ 11,346
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue		20,045	22,244	$ 37,210
Gain sale of vessel		7,166	0	0
Total operating expense		(16,301)	(21,366)	(38,357)
Net operating (loss) income		10,910	878	(1,147)
Net (loss) income		10,232	15	(1,952)
Equity in net income (loss) of associated companies		4,662	(442)	(1,350)
Excluded (income) loss prior to the Merger in 2015		0	0	917
Other		(42)	61	0
Total equity in net income (loss) of associated companies including impairment losses		4,620	(381)	(433)
Impairment loss on investment		0	(2,142)	(4,600)
Total equity in net income (loss) of associated companies including impairment losses		4,620	(2,523)	$ (5,033)
Golden Opus Inc. [Member]
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets		119	1,715
Non current assets		0	21,936
Total assets		119	23,651
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Current liabilities		29	155
Long-term liabilities		0	17,751
Stockholders' equity		$ 90	$ 5,745
Percentage of ownership in equity investees		50.00%	50.00%	50.00%
Equity investment of associated companies		$ 45	$ 2,872
Other		0	0
Investment in equity investees		45	2,872	$ 4,958
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue		3,817	4,262	5,739
Gain sale of vessel		7,166	0	0
Total operating expense		(3,324)	(4,905)	(8,864)
Net operating (loss) income		7,659	(643)	(3,125)
Net (loss) income		6,945	(1,299)	(3,742)
Equity in net income (loss) of associated companies		3,473	(650)	(1,871)
Excluded (income) loss prior to the Merger in 2015		0	0	1,050
Other		0	(44)	0
Total equity in net income (loss) of associated companies including impairment losses		3,473	(694)	(821)
Impairment loss on investment	$ (2,200)	0	(2,142)	(4,600)
Total equity in net income (loss) of associated companies including impairment losses		3,473	(2,836)	$ (5,421)
United Freight Carriers [Member]
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets		4,125	1,819
Non current assets		0	0
Total assets		4,125	1,819
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Current liabilities		1,227	577
Long-term liabilities		0	0
Stockholders' equity		$ 2,898	$ 1,242
Percentage of ownership in equity investees		50.00%	50.00%	50.00%
Equity investment of associated companies		$ 1,448	$ 621
Other		0	0
Investment in equity investees		1,448	621	$ 770
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue		7,413	9,591	23,977
Gain sale of vessel		0	0	0
Total operating expense		(5,914)	(9,885)	(23,450)
Net operating (loss) income		1,499	(294)	527
Net (loss) income		1,654	(297)	489
Equity in net income (loss) of associated companies		827	(149)	245
Excluded (income) loss prior to the Merger in 2015		0	0	(105)
Other		0	0	0
Total equity in net income (loss) of associated companies including impairment losses		827	(149)	140
Impairment loss on investment		0	0	0
Total equity in net income (loss) of associated companies including impairment losses		827	(149)	140
Other [Member]
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets		9,867	10,086
Non current assets		389	363
Total assets		10,256	10,449
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Current liabilities		6,521	7,216
Long-term liabilities		35	11
Stockholders' equity		3,700	3,222
Equity investment of associated companies		821	715
Other		(27)	16
Investment in equity investees		794	731
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue		8,815	8,391	7,494
Gain sale of vessel		0	0	0
Total operating expense		(7,063)	(6,576)	(6,043)
Net operating (loss) income		1,752	1,815	1,451
Net (loss) income		1,633	1,611	1,301
Equity in net income (loss) of associated companies		362	357	276
Excluded (income) loss prior to the Merger in 2015		0	0	(28)
Other		(42)	105	0
Total equity in net income (loss) of associated companies including impairment losses		320	462	248
Impairment loss on investment		0	0	0
Total equity in net income (loss) of associated companies including impairment losses		$ 320	$ 462	$ 248
Other [Member] | Minimum [Member]
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Percentage of ownership in equity investees		21.25%	21.25%	21.25%
Other [Member] | Maximum [Member]
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Percentage of ownership in equity investees		25.00%	25.00%	25.00%